Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Revenues	$ 260,025	$ 351,183	$ 385,792
Gross profit	72,631	88,440	102,730
Net income	$ 17,452	$ 27,151	$ 27,596